Leases - Remaining Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Feb. 03, 2019
Leases Disclosure [Line Items]
2020	$ 48,759
2021	196,666
2022	194,316
2023	186,750
2024	178,462
2025	172,512
After 2025	1,051,915
Total lease payments	2,029,380
Less: Interest	(778,599)
Present value of lease liabilities	$ 1,250,781
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
2020		$ 196,088
2021		195,323
2022		190,609
2023		181,499
2024		171,720
2025		164,071
After 2025		834,644
Total lease payments		1,933,954
Less: Interest		(715,729)
Present value of lease liabilities		$ 1,218,225	$ 1,200,000